Income Taxes (Tables)	12 Months Ended
Dec. 31, 2013
Income Taxes
Schedule of components of income tax expense

	1.1.2011 to 12.31.2011	1.1.2012 to 12.31.2012	1.1.2013 to 12.31.2013
	$	$	$
Current tax (note)	—	706,173	29,676,438
Deferred tax	—	—	(11,126,647)

Total tax expenses	—	706,173	18,549,791

Note: All current tax was related to income tax in PRC.

Schedule of reconciliation of the income tax expense (credit) to loss before income tax computed by applying the PRC statutory income tax rate of 25% per the consolidated statements of income (loss) and comprehensive income (loss)

	1.1.2011 to 12.31.2011	1.1.2012 to 12.31.2012	1.1.2013 to 12.31.2013
	$	$	$
(Loss) income before income tax	(107,271,525)	(8,765,901)	70,849,654
Computed income tax expense at PRC EIT tax rate	(26,817,881)	(2,191,475)	17,712,413
Effect of non-deductible expenses, including:
—Share-based compensation expenses	18,481,976	1,899,237	3,114,066
—Inventory wastage (note)	—	(981,266)	—
—Other non-deductible expenses	1,050,680	20,561	352,329
Effect of different tax rates of a subsidiary operating in other jurisdiction	44,048	135,975	(162,863)
Effect of tax holidays on concessionary rates granted to a PRC subsidiary	—	(136,527)	(1,963,422)
Change in valuation allowance	7,241,177	1,959,668	(502,732)

Actual income tax expenses	—	706,173	18,549,791

Note: Inventory wastage represents subsequent reversal of prior yea's non-deductible expenses upon approval by local tax bureau.

Schedule of aggregate amount and per share effect of the tax holidays and tax concessions

	1.1.2011 to 12.31.2011	1.1.2012 to 12.31.2012	1.1.2013 to 12.31.2013
	$	$	$
The aggregate effect	—	136,527	1,963,422
Per share effect—basic	—	0.00	0.02
Per share effect—diluted	—	0.00	0.02

Schedule of the principal components of deferred tax assets

	As of December 31,
	2012	2013
	$	$
Deferred tax assets:
Net operating loss carry forwards	1,752,613	33,928
Allowance for doubtful debts	62,369	65,368
Inventory write-down	2,672,334	5,059,396
Payroll payable and other accruals	2,139,275	4,460,609
Deferred revenue	5,443,072	12,648,865
Adverting expenses	—	625,384
Others	14,653	153,906
Foreign exchange (note)	(487,837)	(827,062)
Less: valuation allowance	(11,596,479)	(11,093,747)

Total deferred tax assets	—	11,126,647

  Note: Foreign exchange represents the differences of exchange rate on balance sheet date used to translate the deferred tax assets balances and the weighted average rate used to translate the valuation allowance recognized during the period.